Assets held for sale	12 Months Ended
Dec. 31, 2023
Assets Held For Sale
Assets held for sale

5. Assets held for sale

In 2023, management committed to a plan to sell left-over field equipment with a carrying amount of $3,036,216. Accordingly, the equipment is presented as assets held for sale.

Impairment losses of $1,556,787 (2022 - $Nil) were recognized for the write-down of the assets held for sale to the lower of its carrying amount and its fair value less costs to sell. As at December 31, 2023, the value of the Company’s assets held for sale are $1,479,429 (December 31, 2022 - $Nil).

The non-recurring fair value measurement for the assets held for sale has been categorized as a Level 3 fair value and is based on management’s best estimate of the fair value of similar products in similar conditions in the marketplace. The key inputs used by management to estimate the fair value of the assets-held-for sale is based on offers received from third parties for a large portion of the equipment and extrapolation of the discount to similar items in the assets listing.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)